AOMT II, LLC ABS-15G

Exhibit 99.28

TPR Firm:			Report Date:	XXX
Client Name:	XXX		Report:	Exception Report
Deal Name:	XXX		Loans in report:	XXX

Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
XXX	2026020337	XXX	D	B	D	B	A	A	A	A	Closed	XXX	XXX	XXX	Waived	2 - Non-Material	C	B	Credit	Closing	Borrower 1 XXX Credit Report is Expired (Greater than XXX Days from Closing/Settlement Date)	Waived-Upon additional review, Client elects to waive with Comp Factors. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Counter-Received exception request, however exception disposition is not listed as Approved and is not signed by approving party. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Counter-Received XXX report, however it is outside of XXX days of the Note Date.  - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Borrower 1 XXX Credit Report is Expired (Greater than XXX days from Closing/Settlement Date). - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX Ready for Review-Document Uploaded. - Seller-XXX Ready for Review-Document Uploaded. - Seller-XXX	Waived-Upon additional review, Client elects to waive with Comp Factors. - Due Diligence Vendor-XXX	Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX
																										LTV is less than guideline maximum - XXX% LTV isXXX% less than maximum LTV per guidelines XXX%	1) XXX FICO is greater than XXX minimum 2) XXX$ LTV is less than XXX% maximum 3) XXX months of Reserves are greater than XXX month minimum	XXX.pdf XXX.pdf XXX.pdf XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	Originator Post-Close	Yes
XXX	2026020337	XXX	D	B	D	B	A	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 XXX Letter Missing	Resolved-Received supporting documentation for business ownership. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. See attached correct XXX for borrower’s business to prove self-employment.

 - Seller-XXX
Counter-Received XXX search, however borrower is not reflected as a director/officer. XXX letter required to support Ownership interest. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Borrower 1 XXX Letter Missing Missing verification must be from a third-party, such as a XXX, Enrolled Agent, XXX or Chartered Tax Adviser, Third-party Licensed Tax Preparer (excluding PTIN tax preparers) - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. See attached correct XXX for borrower’s business to prove self-employment. - Seller-XXX Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Received supporting documentation for business ownership. - Due Diligence Vendor-XXX	Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX
																										LTV is less than guideline maximum -XXX% LTV is XXX% less than maximum LTV per guidelines XXX%		XXX.pdf XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026020337	XXX	D	B	D	B	A	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Credit	Income/Employment	Borrower 1 Business Tax Returns Less Than XXX Months Provided	Resolved-Received XXX XXX P&L. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. XXX and XXX P&L statement  - Seller-XXX
Counter-Lender XXX received, however missing XXX P&L as required by guidelines. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Borrower 1 Business Tax Returns Less Than XXX Months Provided Missing XXX business (XXX ) and personal tax returns per lender guidelines. Also must be signed by borrower. Per lender guidelines: XXX Individual Income Tax Return Form XXX for the most recent XXX-years and XXX Form XXX Income Tax Return for the XXX most recent XXX years (if the ownership is greater than or equal to XXX%.) - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. XXX and XXX P&L statement - Seller-XXX Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Received XXX P&L. - Due Diligence Vendor-XXX	Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX
																										LTV is less than guideline maximum -XXX% LTV isXXX% less than maximum LTV per guidelines XXX%		XXX.pdf XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026020304	XXX	C	A	C	A	A	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Credit	Assets	Total Qualified Assets for Reserves Post-Close is less than Total Required Reserve Amount	Resolved-Received Access letters from the remaining owners of the business. Total Qualified Assets for Reserves Post-Close of $XXX is equal to or greater than Total Required Reserve Amount of $XXX - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Counter-Lender XXX received, however insufficient to clear as bank statements provided do not support these are payroll deposits. Bank statements do not reflect history of borrower receiving these types of payroll deposits. Total Qualified Assets for Reserves Post-Close of $XXX is less than Total Required Reserve Amount of $XXX. Borrower is short reserves in the amount of $XXX. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Counter-Lender XXX received regarding $XXX withdrawal from business account. Missing Access letters from the remaining owners of the business. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Total Qualified Assets for Reserves Post-Close of $XXX is less than Total Required Reserve Amount of $XXX Borrower is short reserves in the amount of $XXX due to lender guidelines stating Gift funds cannot be counted towards reserves, the whole balance of the borrowers XXX bank account #XXX is gift funds. Lender cannot consider using business funds for reserves as per lender guidelines the borrower must own XXX% of the businesses. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX Ready for Review-Document Uploaded. - Seller-XXX Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Received Access letters from the remaining owners of the business. Total Qualified Assets for Reserves Post-Close of $XXX is equal to or greater than Total Required Reserve Amount of $XXX - Due Diligence Vendor-XXX
LTV is less than guideline maximum - XXX% LTV is XXX% less than maximum LTV per guidelines XXX%
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX		XXX.pdf XXX.pdf XXX.pdf XXX.pdf XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A
XXX	2026020304	XXX	C	A	C	A	A	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Credit	Assets	Asset General	Resolved-Received Lender XXX and supporting documentation. Only $XXX deposit was sourced via check and Gift Letter - $XXX excluded from qualifying assets per XXX. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Counter-Lender XXX received, however information conflicts with Processor XXX that $XXX gift was received on XXX, XXX along with Gift Letter. Still missing the cancelled check and Gift letter for the $XXX deposit made in borrowers XXX Bank acct #XXX on XXX. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Missing the cancelled check and Gift letter for the $XXX deposit made in borrowers XXX Bank acct #XXX on XXX. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Received Lender XXX and supporting documentation. Only $XXX deposit was sourced XXX check and Gift Letter - $XXX excluded from qualifying assets per XXX. - Due Diligence Vendor-XXX	LTV is less than guideline maximum - XXX% LTV is XXX% less than maximum LTV per guidelines XXX%
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX		XXX.pdf XXX.pdf XXX.pdf XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A